Schedule of share capital and additional paid-in capital (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share capital and additional paid-in capital balance	$ 58,241	$ 58,235
Payment of other reserve constitution share-bases compensation plan	6
Issued capital [member]
IfrsStatementLineItems [Line Items]
Share capital and additional paid-in capital balance	57,475	57,475
Payment of other reserve constitution share-bases compensation plan
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Share capital and additional paid-in capital balance	766	$ 760
Payment of other reserve constitution share-bases compensation plan	$ 6